Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Provision for income tax from continuing operations

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Current:
Federal	$(200)	$121	$(239)
State and local	(1)	21	12
Foreign	614	203	227

Subtotal	413	345	—

Deferred:
Federal	2,241	643	(2,205)
State and local	(3)	(7)	26
Foreign	142	129	73

Subtotal	2,380	765	(2,106)

Provision for income tax expense (benefit)	$2,793	$1,110	$(2,106)

Income tax expense benefit continuing operations income tax reconciliation

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Tax provision at U.S. statutory rate	$3,215	$1,306	$(1,615)
Tax effect of:
Tax-exempt investment income	(246)	(242)	(288)
State and local income tax	(4)	9	17
Prior year tax	(4)	59	(26)
Tax credits	(138)	(82)	(87)
Foreign tax rate differential	(41)	37	(130)
Change in valuation allowance	16	7	20
Other, net	(5)	16	3

Provision for income tax expense (benefit)	$2,793	$1,110	$(2,106)

Components of deferred tax assets and liabilities

	December 31,
	2011	2010
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$5,939	$8,450
Net operating loss carryforwards	1,595	1,971
Employee benefits	916	664
Capital loss carryforwards	449	408
Tax credit carryforwards	1,692	1,007
Litigation-related and government mandated	207	227
Other	483	336

	11,281	13,063
Less: Valuation allowance	1,083	932

	10,198	12,131

Deferred income tax liabilities:
Investments, including derivatives	3,371	2,261
Intangibles	5,309	5,814
Net unrealized investment gains	4,453	1,560
DAC	3,268	3,338
Other	192	125

	16,593	13,098

Net deferred income tax asset (liability)	$(6,395)	$(967)

Summary of domestic, state, and foreign net operating and capital loss carryforwards for tax purposes

	Net Operating Loss Carryforwards		Capital Loss Carryforwards
	Amount	Expiration	Amount	Expiration
	(In millions)		(In millions)
Domestic	$1,958	Beginning in 2018	$1,248	Beginning in 2013
State	$251	Beginning in 2012	$—	N/A
Foreign	$3,056	Beginning in 2015	$37	Beginning in 2014

Reconciliation of unrecognized tax benefits

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$810	$773	$766
Additions for tax positions of prior years	30	186 (1)	43
Reductions for tax positions of prior years	(161)	(84)	(33)
Additions for tax positions of current year	13	13	52
Reductions for tax positions of current year	(8)	(8)	(9)
Settlements with tax authorities	(5)	(59)	(46)
Lapses of statutes of limitations	—	(11)	—

Balance at December 31,	$679	$810	$773

Unrecognized tax benefits that, if recognized would impact the effective rate	$527	$536	$583

(1)	An increase of $169 million resulted from the acquisition of American Life.

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Interest and penalties recognized in the consolidated statements of operations	$31	$6	$21

		December 31,
		2011	2010
		(In millions)
Interest and penalties included in other liabilities in the consolidated balance sheets		$235	$221(1)

(1)	An increase of $20 million resulted from the acquisition of American Life.